UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22608

Virtus Global Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9683

(Address of principal executive offices) (Zip code)

William Renahan, Esq

Vice President, Chief Legal Officer and Secretary for Registrant

100 Pearl Street

Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 270-7788

Date of fiscal year end: November 30

Date of reporting period: May 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMIANNUAL REPORT

Not FDIC Insured No Bank Guarantee May Lose Value	May 31, 2018

FUND DISTRIBUTIONS AND MANAGED DISTRIBUTION PLAN

The Board of Trustees (the “Board”, or the “Trustees”) of the Virtus Global Multi-Sector Income Fund (“the Fund”) adopted a Managed Distribution Plan (the “Plan”) which currently provides for the Fund to make a monthly distribution rate of $0.126 per share. Under the terms of the Plan, the Fund seeks to maintain a consistent distribution level that may be paid in part or in full from net investment income, realized capital gains, and a return of capital, or a combination thereof.

If the Fund estimates that it has distributed more than its income and capital gains in a particular period, a portion of your distribution may be a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

To the extent that the Fund uses capital gains and/or return of capital to supplement its investment income, you should not draw any conclusions about the Fund’s investment performance from the amount of the Fund’s distributions or from the terms of the Fund’s Managed Distribution Plan.

The amounts and sources of distributions reported in Section 19(a) notices of the Investment Company Act of 1940 are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell you how to report distributions for federal income tax purposes.

The Board may amend, suspend or terminate the Managed Distribution Plan at any time, without prior notice to shareholders, if it deems such action to be in the best interest of the Fund and its shareholders.

Information on the Fund is available through the closed end fund section on the web at www.Virtus.com. Section 19(a) notices are posted on the website at https://www.virtus.com/our-products/closed-end-fund-details/VGI.

MESSAGE TO SHAREHOLDERS

Dear Virtus Global Multi-Sector Income Fund Shareholder:

Enclosed is the semiannual report for the Virtus Global Multi-Sector Income Fund (VGI), which discusses performance for the six-month period ended May 31, 2018. This report contains commentary from the portfolio management team at Newfleet Asset Management on how the fixed income markets and the fund performed during the period, including the impact of the options overlay strategy on fund performance.

For the six months ended May 31, 2018, the fund’s net asset value (NAV) decreased 9.85%, including $0.936 in reinvested distributions, and its market price decreased 17.86%. For the same period, the fund’s benchmark, the Bloomberg Barclays Global Aggregate Bond Index, decreased 0.68%, including reinvested dividends.

The fund’s underperformance relative to its benchmark was reflective of the dramatic shift in the financial markets in early 2018 and the impact of the fund’s options overlay strategy, which lost 6.60% (gross of expenses) for the six months ended May 31, 2018. As the managers note in their commentary, the highly unstable market with multiple sharp moves early in 2018 proved unprofitable for a series of the fund’s options overlay trades. We continue to believe the options overlay strategy provides long-term benefits to the fund.

On behalf of Newfleet Asset Management and Virtus Investment Partners, I thank all of our shareholders for entrusting your assets to us. Should you have any questions or require support, the Virtus customer service team is ready to assist at 1-866-270-7788 or through the closed-end fund section of our website, www.virtus.com.

Sincerely,

George R. Aylward

President, Chief Executive Officer, and Trustee

Virtus Global Multi-Sector Income Fund

July 2018

Performance data quoted represents past results. Past performance is no guarantee of future results and current performance may be higher or lower than performance shown above. Any market index referenced herein is unmanaged; its returns do not reflect any fees, expenses, or sales charges; and is not available for direct investment.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

MAY 31, 2018

About the Fund

Virtus Global Multi-Sector Income Fund’s (NYSE: VGI) (the “Fund”) investment objective is to maximize current income while preserving capital. The Fund seeks to achieve its investment objective by applying an approach, and extensive credit research, to capitalize on opportunities across undervalued areas of the global bond market. There is no guarantee that the Fund will achieve its investment objective.

The use of leverage currently enables the Fund to borrow at short-term rates and invest at higher yields on its investments. As of May 31, 2018, the Fund’s leverage consisted of $67 million of borrowings pursuant to a line of credit, which represented approximately 28% of the Fund’s total assets.

Portfolio Review – Newfleet Asset Management LLC (Newfleet)

Newfleet’s multi-sector fixed income strategies team manages the Fund, leveraging the knowledge and skills of investment professionals with expertise in every sector of the bond market, including evolving, specialized, and out-of-favor sectors. The team employs active sector rotation and disciplined risk management for portfolio construction, avoiding interest rate bets and remaining duration neutral. A separate team at Newfleet also manages the Fund’s options overlay strategy. The options overlay strategy seeks to generate additional income through the purchase and sale of paired out-of-the-money puts and calls. The following commentary is provided by the respective portfolio teams at Newfleet and covers the Fund’s fixed income portfolio and options overlay strategy for the six months ended May 31, 2018.

How did global fixed income markets perform during the fiscal six-month period ended May 31, 2018?

U.S. Treasuries outperformed most fixed income sectors during the six-month period ended May 31, 2018, as the market experienced numerous periods of volatility. Within spread sectors, longer duration asset classes underperformed, including emerging market debt. Increases in the Fed Funds Rate by the Federal Reserve, fear of rising rates in the U.S., and a stronger U.S. Dollar led to outflows from the sector, resulting in the underperformance of emerging market debt (EMD).

The six-month period included multiple challenges, with bouts of elevated volatility during that time. Investors were forced to interpret the potential market implications of a looming trade war among major economic powers, the changing composition of the Federal Open Market Committee (FOMC), including a new Chair, and the ongoing evolution of the quantitative easing (QE) programs initiated by key global central banks in the aftermath of the financial crisis. Continued geopolitical tensions and the political climate in Washington added to the uncertainty at times. During the six-month period, oil prices moved higher, U.S. economic data modestly improved, tax reform passed in the U.S., and interest rate volatility remained elevated.

In largely anticipated moves, the U.S. Federal Reserve (the Fed) raised its target rate by 0.25% on two separate occasions during the six-month period to a range of 1.50% to 1.75%.

During the reporting period, yields increased across the U.S. Treasury curve, more so for shorter maturity bonds, and the yield curve flattened.

For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 8.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

MANAGER’S DISCUSSION OF FUND

PERFORMANCE (Unaudited) (Continued)

MAY 31, 2018

What factors affected the performance of the Fund’s fixed income portfolio during the fiscal six months?

The outperformance of U.S. Treasuries and the underperformance of longer duration foreign asset classes relative to most fixed income spread sectors were the key drivers of the Fund’s underperformance of -2.70% (gross of expenses) versus the benchmark performance of -0.68% for the six-month period ended May 31, 2018.

Among fixed income sectors, the Fund’s allocations to bank loans, corporate high yield, and residential mortgage-backed securities were positive contributors to performance during the period. Issue selection within the asset-backed security sector was also beneficial.

The Fund’s exposures to the Yankee high quality and emerging markets high yield sectors detracted from performance during the period. Issue selection in corporate high yield was also a detractor, primarily driven by poor performance in Rusal Capital Designated Activity Co.

How did the options overlay strategy perform for the Fund during the fiscal six-month period?

The options overlay strategy seeks to exploit pricing inefficiencies in the index options market by selling put and call spreads to generate premium income.

The options overlay strategy has been successful in prior periods partly due to three key factors: the ability to adjust to changing market dynamics; the very short-term outlook, as option spreads are rolled every two-weeks; and the absence of frequent, sharp and significant moves in the S&P 500® Index. These factors allowed the strategy to incorporate new market conditions, and, as a result, to mitigate various market events that led to losses for other income-producing strategies. When the S&P 500® Index makes large and fast moves that are not priced into the implied volatility of the options market, the strategy can and will incur losses. This was the case in the first quarter of 2018, which produced a highly unstable market that experienced multiple sharp moves – both to the upside and the downside – during which the options overlay strategy made a series of unprofitable trades. In this challenging environment, the overlay strategy lost 6.60% (gross of expenses) for the six-month period ended May 31, 2018.

After a highly chaotic first quarter, April and May represented a return to relative normalcy, and all trades were profitable during those two months. We continue to believe that the options overlay strategy will provide long-term benefits to the Fund, as it has demonstrated with an annualized return of 1.22% (gross of expenses) since the strategy was implemented on June 1, 2014.

The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market conditions and should not be relied upon as investment advice.

The Fund’s portfolio holdings are subject to change and may not be representative of the portfolio managers’ current or future investments. The mention of individual securities held by the Fund is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional.

For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 8.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

MANAGER’S DISCUSSION OF FUND

PERFORMANCE (Unaudited) (Continued)

MAY 31, 2018

Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.

Options Overlay: The options overlay strategy may not be successful in achieving its objective of increasing distributable income while limiting the risk of loss and, in periods of significant moves in the S&P 500® Index, has resulted and, in the future, may result in losses for investors.

Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.

High Yield-High Risk Fixed Income Securities: There is a greater level of credit risk and price volatility involved with high yield securities than investment grade securities.

ABS/MBS: Changes in interest rates can cause both extension and prepayment risks for asset- and mortgage-backed securities. These securities are also subject to risks associated with the repayment of underlying collateral.

Leveraged Loans: Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and/or trade infrequently on the secondary market. Loans can carry significant credit and call risk, can be difficult to value and have longer settlement times than other investments, which can make loans relatively illiquid at times.

Leverage: When a fund leverages its portfolio, the value of its shares may be more volatile and all other risks may be compounded.

Market Price/NAV: At the time of purchase and/or sale, an investor’s shares may have a market price that is above or below the Fund’s NAV, which may increase the investor’s risk of loss.

Fundamental Risk of Investing: There can be no assurance that the Fund will achieve its investment objectives. An investment in the shares of the Fund is subject to loss of principal; shares may decrease in value.

For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 8.

OUR PRIVACY COMMITMENT

Virtus Global Multi-Sector Income Fund recognizes that protecting the privacy and security of the confidential personal information we collect about you is an important responsibility. The following information will help you understand our privacy policy and how we will handle and maintain confidential personal information as we fulfill our obligations to protect your privacy. “Personal information” refers to the nonpublic financial information obtained by us in connection with providing you a financial product or service.

Information We Collect

We collect personal information to help us serve your financial needs, offer new products or services, provide customer service and fulfill legal and regulatory requirements. The type of information that we collect varies according to the products or services involved, and may include:

•	Information we receive from you on applications and related forms (such as name, address, social security number, assets and income); and

•	Information about your transactions and relationships with us, our affiliates, or others (such as products or services purchased, account balances and payment history).

Information Disclosed in Administering Products and Services

We will not disclose personal information about current or former customers to non-affiliated third parties except as permitted or required by law. We do not sell any personal information about you to any third party. In the normal course of business, personal information may be shared with persons or entities involved in servicing and administering products and services on our behalf, including your broker, financial advisor or financial planner and other service providers and affiliates assisting us.

Procedures to Protect Confidentiality and Security of Your Personal Information

We have procedures in place that limit access to personal information to those employees and service providers who need to know such information in order to perform business services on our behalf. We educate our employees on the importance of protecting the privacy and security of confidential personal information. We also maintain physical, electronic and procedural safeguards that comply with federal and state regulations to guard your personal information.

We will update our policy and procedures where necessary to ensure that your privacy is maintained and that we conduct our business in a way that fulfills our commitment to you. If we make any material changes in our privacy policy, we will make that information available to customers through our website and/or other communications.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)

MAY 31, 2018

The following tables present the portfolio holdings within certain sectors or countries as a percentage of total investments net of written options at May 31, 2018.

Asset Allocations

Corporate Bonds and Notes		49%
Financials	13%
Energy	12
Materials	6
All other corporate bonds and notes	18
Foreign Government Securities		17
Leveraged Loans		13
Mortgaged-Backed Securities		9
Asset-Backed Securities		6
Preferred Stocks		2
Other		4

Total		100%

Country Weightings

United States	53%
Mexico	6
Argentina	4
Netherlands	3
Canada	3
Colombia	2
Brazil	2
Other	27

Total	100%

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

KEY INVESTMENT TERMS (Unaudited)

MAY 31, 2018

Bloomberg Barclays Global Aggregate Bond Index

The Bloomberg Barclays Global Aggregate Bond Index is a market-weighted index of global government, government-related agencies, corporate and securitized fixed income investments. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Federal Open Market Committee (FOMC)

The branch of the Federal Reserve Board that determines the direction of monetary policy. The FOMC is composed of the board of governors, which has seven members, and five reserve bank presidents.

Federal Reserve (the “Fed”)

The Central Bank of the U.S., responsible for controlling money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 Branches, and all national and state banks that are part of the system.

London Interbank Offered Rate (“LIBOR”)

A benchmark rate that some of the world’s leading banks charge each other for short term loans and that serves as the first step to calculating interest rates on various loans throughout the world.

Quantitative Easing (QE)

A government monetary policy occasionally used to increase the money supply by buying government securities or other securities from the market. Quantitative easing increases the money supply by flooding financial institutions with capital in an effort to promote increased lending and liquidity.

Yield Curve

A line that plots the interest rates, at a set point in time, of bonds having equal credit quality, but differing maturity dates. The most frequently reported yield curve compares the three-month, two-year, five-year and 30-year U.S. Treasury debt. This yield curve is used as a benchmark for other debt in the market, such as mortgage rates or bank lending rates. The curve is also used to predict changes in economic output and growth.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MAY 31, 2018

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—1.4%
U.S. Treasury Note 1.375%, 4/30/20	$480		$471
2.250%, 8/15/27	1,875		1,782
TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $2,246)			2,253
MUNICIPAL BONDS—0.9%
California—0.5%
State of California Build America Bond Taxable 7.500%, 4/1/34	570		802

Illinois—0.4%
State of Illinois Build America Bond Taxable 6.900%, 3/1/35	700		754
TOTAL MUNICIPAL BONDS (Identified Cost $1,482)			1,556
FOREIGN GOVERNMENT SECURITIES—24.1%
Argentine Republic 5.625%, 1/26/22	520		498
7.500%, 4/22/26	1,895		1,869
6.875%, 1/26/27	545		515
5.875%, 1/11/28	395		345
Series NY, 8.280%, 12/31/33	1,269		1,271
7.125%, 7/6/36	780		682
7.625%, 4/22/46	590		521
6.875%, 1/11/48	390		320
Bermuda RegS 4.854%, 2/6/24(4)	700		720
Bolivarian Republic of Venezuela RegS 7.650%, 4/21/25(4)(10)	1,380		397
Dominican Republic 144A, 6.875%, 1/29/26(3)	155		164
144A, 6.850%, 1/27/45(3)	800		795
Federal Republic of Nigeria 12.500%, 1/22/26	215,000	NGN	572
144A, 6.500%, 11/28/27(3)	455		449
144A, 7.625%, 11/28/47(3)	440		433

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES (continued)
Federative Republic of Brazil 12.500%, 1/5/22	2,185	BRL	$670
Notas de Tesouro National F Series, 10.000%, 1/1/23	2,560	BRL	705
Notas de Tesouro National F Series, 10.000%, 1/1/25	1,960	BRL	523
Notas do Tesouro Nacional Serie F, 10.000%, 1/1/25	940	BRL	251
10.250%, 1/10/28	2,325	BRL	677
5.625%, 1/7/41	$725		645
Kingdom of Bahrain 144A 7.000%, 10/12/28(3)	795		706
Kingdom of Jordan 144A 5.750%, 1/31/27(3)	1,085		1,031
Kingdom of Morocco 144A 5.500%, 12/11/42(3)	800		828
Provincia de Buenos Aires 144A, 9.125%, 3/16/24(3)	730		744
144A, 7.875%, 6/15/27(3)	1,165		1,109
Republic of Armenia 144A 7.150%, 3/26/25(3)	700		746
Republic of Chile 5.500%, 8/5/20	547,000	CLP	902
Republic of Colombia
Treasury Note Series B, 11.250%, 10/24/18	998,500	COP	357
4.375%, 3/21/23	1,588,000	COP	523
3.875%, 4/25/27	805		769
9.850%, 6/28/27	1,741,000	COP	758
Republic of Costa Rica
RegS, 7.000%, 4/4/44(4)	1,000		950
144A, 7.000%, 4/4/44(3)	800		760
Republic of Ecuador 144A 8.875%, 10/23/27(3)	870		811
Republic of Ghana 144A 10.750%, 10/14/30(3)	655		822
Republic of Indonesia
FR63, 5.625%, 5/15/23	7,482,000	IDR	512
FR70, 8.375%, 3/15/24	7,721,000	IDR	589
Republic of South Africa
Series 2023, 7.750%, 2/28/23	10,000	ZAR	779
4.875%, 4/14/26	370		360
4.300%, 10/12/28	1,885		1,722

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MAY 31, 2018

($ reported in thousands)

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES (continued)
Republic of Turkey 6.250%, 9/26/22	$340		$345
7.375%, 2/5/25	420		441
4.875%, 10/9/26	2,185		1,960
4.875%, 4/16/43	935		708
Republic of Uruguay 5.100%, 6/18/50	500		495
Russian Federation Series 6216 6.700%, 5/15/19	78,125	RUB	1,251
Sultanate of Oman 144A, 5.375%, 3/8/27(3)	1,240		1,198
144A, 5.625%, 1/17/28(3)	760		737
Ukraine 144A, 7.750%, 9/1/23(3)	785		793
144A, 7.750%, 9/1/26(3)	1,335		1,312
United Mexican States
Series M, 6.500%, 6/9/22	9,038	MXN	433
4.150%, 3/28/27	520		511
4.750%, 3/8/44	506		468
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $42,829)			39,452
MORTGAGE-BACKED SECURITIES—12.5%
Agency—2.4%
Federal National Mortgage Association
Pool #AS6311, 3.500%, 12/1/45	455		455
Pool #MA2471, 3.500%, 12/1/45	1,010		1,009
Pool #MA2959, 3.500%, 4/1/47(14)	1,599		1,598
Pool #AS9393, 4.000%, 4/1/47	427		436
Pool #MA3121, 4.000%, 9/1/47	475		486

			3,984

Non-Agency—10.1%
American Homes 4 Rent Trust 2014-SFR2, C 144A 4.705%, 10/17/36(3)	770		801

	PAR VALUE	VALUE
Non-Agency (continued)
Ameriquest Mortgage Securities, Inc. Pass-Through Certificates, 2003-AR3, M4, (5.850% minus 1 month LIBOR) 4.444%, 6/25/33(2)	$789	$784
AMSR Trust 2016-SFR1, D 144A, (1 month LIBOR + 2.400%) 4.339%, 11/17/33(2)(3)	665	668
Bayview Opportunity Master Fund IVa Trust 2016-SPL1, B1 144A, 4.250%, 4/28/55(3)	540	557
2017-SPL5, B1 144A, 4.000%, 6/28/57(2)(3)	130	133
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(2)(3)	385	397
Caesars Palace Las Vegas Trust 2017-VICI, C 144A 4.138%, 10/15/34(3)	425	431
CIT Home Equity Loan Trust 2003-1, A5 5.480%, 7/20/34	824	836
Cold Storage Trust 2017-ICE3, A 144A, (1 month LIBOR + 1.000%) 2.919%, 4/15/36(2)(3)	1,200	1,204
COLT Mortgage Loan Trust Funding LLC 2018-1, A1 144A 2.930%, 2/25/48(2)(3)	451	447
Credit Suisse Commercial Mortgage-Backed Trust 2006-8, 3A1 6.000%, 10/25/21	145	135
GAHR Commercial Mortgage Trust 2015-NRF, CFX 144A 3.382%, 12/15/34(2)(3)	525	524
GSAA Home Equity Trust 2005-12, AF3W 4.999%, 9/25/35(2)	305	308

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MAY 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency (continued)
Home Equity Loan Trust 2007-HSA3, AI4 6.110%, 6/25/37(2)	$564	$564
JPMorgan Chase Mortgage Trust 2014-5, B2 144A, 2.995%, 10/25/29(2)(3)	239	225
2017-5, A1 144A, 3.180%, 10/26/48(2)(3)	589	583
Motel 6 Trust 2017-MTL6, A 144A, (1 month LIBOR + 0.920%) 2.839%, 8/15/34(2)(3)	1,194	1,196
New Residential Mortgage Loan Trust 2016-4A, B1A 144A 4.500%, 11/25/56(2)(3)	538	553
Oak Hill Advisors Residential Loan Trust 2017-NPL2, A1 144A 3.000%, 7/25/57(3)	1,174	1,164
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(3)	520	522
Pretium Mortgage Credit Partners I LLC 2017-NPL5, A1 144A 3.327%, 12/30/32(2)(3)	223	222
Towd Point Mortgage Trust 2015-6, M1 144A, 3.750%, 4/25/55(2)(3)	275	277
2017-1, M1 144A, 3.750%, 10/25/56(2)(3)	265	266
2017-6, A2 144A, 3.000%, 10/25/57(2)(3)	260	248
2015-2, 1M1 144A, 3.250%, 11/25/60(2)(3)	1,665	1,630
Vericrest Opportunity Loan Trust LXIV LLC 2017-NP11, A1 144A 3.375%, 10/25/47(3)	974	970
VSD 2017-PLT1, A 3.600%, 12/25/43	169	169
Wells Fargo Commercial Mortgage Trust 2015-LC20, B 3.719%, 4/15/50	690	679

		16,493
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $20,609)		20,477

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—8.1%
Automobiles—4.0%
ACC Trust 2018-1, B 144A 4.820%, 5/20/21(3)	$470	$471
CarNow Auto Receivables Trust 2016-1A, D 144A 7.340%, 11/15/21(3)	640	647
Drive Auto Receivables Trust 2017-2, C 2.750%, 9/15/23	790	788
Exeter Automobile Receivables Trust 2014-3A, D 144A 5.690%, 4/15/21(3)	790	807
Flagship Credit Auto Trust 2016-3, D 144A 3.890%, 11/15/22(3)	785	787
GLS Auto Receivables Trust 2017-1A, C 144A, 3.500%, 7/15/22(3)	790	782
2018-1A, B 144A, 3.520%, 8/15/23(3)	760	753
Hertz Vehicle Financing II LP 2016-4A, A 144A 2.650%, 7/25/22(3)	790	770
Skopos Auto Receivables Trust 2018-1A, B 144A 3.930%, 5/16/22(3)	790	789

		6,594

Other—4.1%
Aqua Finance Trust 2017-A, A 144A 3.720%, 11/15/35(3)	681	670
Conn’s Receivables Funding LLC 2017-B, B 144A 4.520%, 11/15/20(3)	655	660
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(3)	657	645
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(3)	481	470
Drug Royalty III LP 1 2016-1A, A 144A 3.979%, 4/15/27(3)	513	510
HOA Funding LLC 2014-1A, A2 144A 4.846%, 8/20/44(3)	735	720

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MAY 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Other (continued)
Oportun Funding VIII LLC 2018-A, A 144A 3.610%, 3/8/24(3)	$605	$604
TGIF Funding LLC 2017-1A, A2 144A 6.202%, 4/30/47(3)	642	650
Upstart Securitization Trust 2018-1, B 144A 3.887%, 8/20/25(3)	475	475
Wendy’s Funding LLC 2015-1A, A2II 144A, 4.080%, 6/15/45(3)	765	772
2018-1A, A2I 144A, 3.573%, 3/15/48(3)	524	511

		6,687
TOTAL ASSET-BACKED SECURITIES (Identified Cost $13,314)		13,281
CORPORATE BONDS AND NOTES—69.8%
Consumer Discretionary—6.7%
American Axle & Manufacturing, Inc. 6.250%, 3/15/26	35	34
Beazer Homes USA, Inc. 6.750%, 3/15/25	195	189
5.875%, 10/15/27	375	332
Charter Communications Operating LLC 4.908%, 7/23/25	655	666
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	365	364
Discovery Communications LLC 3.950%, 3/20/28	775	732
DISH DBS Corp. 7.750%, 7/1/26	330	285
Dollar Tree, Inc. 4.000%, 5/15/25	337	335
Downstream Development Authority of The Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(3)	140	141
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(3)	495	522

	PAR VALUE		VALUE
Consumer Discretionary (continued)
GLP Capital LP 5.250%, 6/1/25	$410		$410
Graham Holdings Co. 144A 5.750%, 6/1/26(3)	330		332
Grupo Televisa SAB 4.625%, 1/30/26	525		528
7.250%, 5/14/43	8,000	MXN	285
iHeartCommunications, Inc. 9.000%, 12/15/19(10)	255		200
L Brands, Inc. 6.875%, 11/1/35	428		389
Lear Corp. 3.800%, 9/15/27	600		571
Lennar Corp. 144A 4.750%, 11/29/27(3)	640		597
M/I Homes, Inc. 5.625%, 8/1/25	450		427
McGraw-Hill Global Education Holdings LLC 144A 7.875%, 5/15/24(3)	425		397
MDC Holdings, Inc. 5.500%, 1/15/24	545		553
Meredith Corp. 144A 6.875%, 2/1/26(3)	315		318
Neiman Marcus Group Ltd. 144A 8.000%, 10/15/21(3)	360		257
QVC, Inc. 5.125%, 7/2/22	690		713
Scientific Games International, Inc. 144A 5.000%, 10/15/25(3)	355		343
Vista Outdoor, Inc. 5.875%, 10/1/23	530		498
William Lyon Homes, Inc. 144A 6.000%, 9/1/23(3)	610		609

			11,027

Consumer Staples—1.9%
BAT Capital Corp. 144A 3.557%, 8/15/27(3)	535		503
JBS Investments GmbH 144A 7.250%, 4/3/24(3)	525		516
MARB BondCo plc 144A 7.000%, 3/15/24(3)	595		563
Safeway, Inc. 7.250%, 2/1/31	520		454

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MAY 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Staples (continued)
Sigma Finance Netherlands BV 144A 4.875%, 3/27/28(3)	$880	$835
Tops Holding LLC 144A 8.000%, 6/15/22(3)(10)	480	257

		3,128

Energy—17.7%
Afren plc 144A, 10.250%, 4/8/19(3)(10)(13)	635	1
144A, 6.625%, 12/9/20(3)(10)(13)	732	1
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(3)	531	560
Alta Mesa Holdings LP 7.875%, 12/15/24	315	332
American Midstream Partners LP 144A 8.500%, 12/15/21(3)	245	239
Anadarko Petroleum Corp. 6.600%, 3/15/46	390	484
Bristow Group, Inc. 144A 8.750%, 3/1/23(3)	210	206
Callon Petroleum Co. 6.125%, 10/1/24	495	499
Cheniere Corpus Christi Holdings LLC 7.000%, 6/30/24	495	546
Chesapeake Energy Corp. 8.000%, 6/15/27	555	551
Continental Resources, Inc. 4.500%, 4/15/23	260	265
Denbury Resources, Inc. 144A 9.250%, 3/31/22(3)	129	137
Ecopetrol S.A. 5.375%, 6/26/26	695	712
Encana Corp. 8.125%, 9/15/30	280	365
EP Energy LLC 144A, 9.375%, 5/1/24(3)	235	186
144A, 8.000%, 11/29/24(3)	350	346
144A, 7.750%, 5/15/26(3)	205	209
Fermaca Enterprises S de RL de CV 144A 6.375%, 3/30/38(3)(14)	1,281	1,331
Geopark Ltd. 144A 6.500%, 9/21/24(3)	595	577

	PAR VALUE	VALUE
Energy (continued)
Jagged Peak Energy LLC 144A 5.875%, 5/1/26(3)	$550	$543
KazMunayGas National Co. JSC 144A 4.750%, 4/19/27(3)	1,015	1,003
Kinder Morgan, Inc. 7.750%, 1/15/32(14)	980	1,214
Lukoil International Finance BV 144A, 6.125%, 11/9/20(3)(7)	1,100	1,154
144A, 4.563%, 4/24/23(3)	400	398
Nabors Industries, Inc. 5.500%, 1/15/23	355	348
Odebrecht Offshore Drilling Finance Ltd. PIK Interest Capitalization, 6.720% interest, 1.00% Capitalization 144A 7.720%, 12/1/26(3)(11)(15)	978	281
Odebrecht Oil & Gas Finance Ltd. 144A 0.000%(3)(5)	154	3
Parker Drilling Co. 6.750%, 7/15/22	315	240
Petrobras Global Finance BV 144A, 5.299%, 1/27/25(3)	395	371
7.375%, 1/17/27	1,590	1,614
6.750%, 1/27/41	1,800	1,669
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(3)(10)	1,820	412
Petroleos Mexicanos 4.875%, 1/24/22	250	251
6.500%, 3/13/27	1,750	1,780
6.500%, 6/2/41	1,360	1,267
6.375%, 1/23/45	1,515	1,383
PTTEP Treasury Center Co., Ltd. 144A 4.875%(3)(5)	383	383
Range Resources Corp. 4.875%, 5/15/25	650	611
RSP Permian, Inc. 5.250%, 1/15/25	665	682
Sanchez Energy Corp. 144A 7.250%, 2/15/23(3)	135	132
SESI LLC 7.750%, 9/15/24	520	539
Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(3)	655	711

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MAY 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Energy (continued)
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(4)	$780	$830
Sunoco LP 144A, 5.500%, 2/15/26(3)	170	161
144A, 5.875%, 3/15/28(3)	150	141
Transocean, Inc. 144A, 9.000%, 7/15/23(3)	290	312
6.800%, 3/15/38	185	156
Transportadora de Gas del Peru SA 144A 4.250%, 4/30/28(3)	1,350	1,296
Ultra Resources, Inc. 144A, 6.875%, 4/15/22(3)	30	20
144A, 7.125%, 4/15/25(3)	146	90
Vine Oil & Gas LP 144A 8.750%, 4/15/23(3)	430	398
Weatherford International Ltd. 9.875%, 2/15/24	170	167
YPF S.A. 144A, 8.750%, 4/4/24(3)	125	129
144A, 6.950%, 7/21/27(3)	835	773

		29,009

Financials—17.9%
Acrisure LLC 144A 7.000%, 11/15/25(3)	620	578
Africa Finance Corp. 144A 4.375%, 4/29/20(3)	800	796
Allstate Corp. (The) Series B 5.750%, 8/15/53(6)(14)	1,446	1,495
Apollo Management Holdings LP 144A 4.000%, 5/30/24(3)	785	779
Ares Finance Co., LLC 144A 4.000%, 10/8/24(3)(14)	830	788
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	755	747
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A, 6.500%, 3/10/21(3)(14)	900	934
144A, 5.125%, 1/18/33(3)	700	629
Banco de Bogota S.A. 144A 6.250%, 5/12/26(3)	560	571

	PAR VALUE		VALUE
Financials (continued)
Banco de Credito e Inversiones 144A 3.500%, 10/12/27(3)	$1,335		$1,205
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(3)	1,085		1,142
Banco Nacional de Comercio Exterior SNC 144A 4.375%, 10/14/25(3)	510		495
Banco Santander Chile 144A 3.875%, 9/20/22(3)(14)	900		892
Bancolombia S.A. 5.125%, 9/11/22	1,220		1,229
Bank of China Hong Kong Ltd. 144A 5.550%, 2/11/20(3)	780		804
Bank of Montreal 3.803%, 12/15/32	139		130
Bonos del Banco Central de Chile 4.500%, 6/1/20	310,000	CLP	513
Brighthouse Financial, Inc. 3.700%, 6/22/27	660		598
BrightSphere Investment Group plc 4.800%, 7/27/26(14)	675		668
Compass Bank 3.875%, 4/10/25	945		919
Development Bank of Kazakhstan JSC 144A, 4.125%, 12/10/22(3)	220		216
144A, 8.950%, 5/4/23(3)	105,000	KZT	307
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)(14)	925		926
Fairfax Financial Holdings Ltd. 144A 4.850%, 4/17/28(3)	650		645
FS Investment Corp. 4.750%, 5/15/22	225		225
Goldman Sachs Group, Inc. (The), (3 month LIBOR + 1.170%) 3.491%, 5/15/26(2)	575		572
GrupoSura Finance S.A. 144A 5.500%, 4/29/26(3)	755		777
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	1,115		1,122

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MAY 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Financials (continued)
ICAHN Enterprises LP 6.375%, 12/15/25	$630	$628
ING Groep N.V. 6.000%(5)(6)	615	617
Jefferies Group LLC 4.850%, 1/15/27	180	178
Kazakhstan Temir Zholy National Co. JSC 144A 4.850%, 11/17/27(3)	2,005	1,957
Nuveen Finance LLC 144A 4.125%, 11/1/24(3)	985	990
Santander Holdings USA, Inc. 4.400%, 7/13/27	660	636
Sberbank of Russia 144A 5.500%, 2/26/24(3)(7)	650	653
Springleaf Finance Corp. 7.125%, 3/15/26	290	290
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)(14)	640	637
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	435	416
Turkiye Vakiflar Bankasi TAO 144A 5.625%, 5/30/22(3)	855	788
Ukreximbank Via Biz Finance plc 144A 9.625%, 4/27/22(3)	870	901

		29,393

Health Care—3.4%
Avantor, Inc. 144A, 6.000%, 10/1/24(3)	260	259
144A, 9.000%, 10/1/25(3)	330	341
Becton Dickinson & Co. 3.700%, 6/6/27	600	571
Centene Escrow I Corp. 144A 5.375%, 6/1/26(3)	160	162
Concordia International Corp. 144A 9.000%, 4/1/22(3)	160	145
DJO Finco, Inc. 144A 8.125%, 6/15/21(3)	245	246
Eagle Holding Co. II, LLC PIK Interest Capitalization, 144A 7.625%, 5/15/22(3)(11)	300	304

	PAR VALUE	VALUE
Health Care (continued)
Mylan NV 3.950%, 6/15/26	$600	$572
Polaris Intermediate Corp. PIK Interest Capitalization, 144A 8.500%, 12/1/22(3)(11)	75	77
Surgery Center Holdings, Inc. 144A, 8.875%, 4/15/21(3)	405	415
144A, 6.750%, 7/1/25(3)	70	65
Tenet Healthcare Corp. 8.125%, 4/1/22	140	146
144A, 5.125%, 5/1/25(3)	195	189
144A, 7.000%, 8/1/25(3)	570	566
Teva Pharmaceutical Finance Netherlands III BV 3.150%, 10/1/26	365	295
Valeant Pharmaceuticals International, Inc. 144A, 6.500%, 3/15/22(3)	55	57
144A, 7.000%, 3/15/24(3)	65	68
144A, 5.500%, 11/1/25(3)	525	515
144A, 9.000%, 12/15/25(3)	100	105
144A, 9.250%, 4/1/26(3)	155	163
144A, 8.500%, 1/31/27(3)	350	356

		5,617

Industrials—4.6%
Alfa SAB de CV 144A 5.250%, 3/25/24(3)	910	918
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	545	543
DP World Ltd. 144A 6.850%, 7/2/37(3)	1,000	1,183
Hulk Finance Corp. 144A 7.000%, 6/1/26(3)	495	480
JSL Europe S.A. 144A 7.750%, 7/26/24(3)	675	661
Latam Finance Ltd. 144A 6.875%, 4/11/24(3)	585	572
New Enterprise Stone & Lime Co., Inc. 144A 10.125%, 4/1/22(3)	45	48
Oshkosh Corp. 4.600%, 5/15/28	752	751
Pitney Bowes, Inc. 4.375%, 5/15/22(2)	757	684

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MAY 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Industrials (continued)
SCF Capital Designated Activity Co. 144A 5.375%, 6/16/23(3)	$430	$423
Standard Industries, Inc. 144A 6.000%, 10/15/25(3)	370	374
Transnet SOC Ltd. 144A 4.000%, 7/26/22(3)	1,000	962

		7,599

Information Technology—2.0%
Citrix Systems, Inc. 4.500%, 12/1/27(14)	630	614
Dell International LLC 144A, 5.450%, 6/15/23(3)	135	142
144A, 8.100%, 7/15/36(3)	255	298
Jabil, Inc. 3.950%, 1/12/28	655	625
Rackspace Hosting, Inc. 144A 8.625%, 11/15/24(3)	280	285
Radiate Holdco LLC 144A, 6.875%, 2/15/23(3)	65	62
144A, 6.625%, 2/15/25(3)	615	564
VMware, Inc. 3.900%, 8/21/27	627	586

		3,176

Materials—8.9%
AK Steel Corp. 7.500%, 7/15/23	275	289
Alpek SAB de C.V. 144A 5.375%, 8/8/23(3)	1,000	1,011
Anglo American Capital plc 144A 4.000%, 9/11/27(3)(14)	970	911
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(3)(6)	635	691
CPG Merger Sub LLC 144A 8.000%, 10/1/21(3)	435	444
Equate Petrochemical BV 144A 4.250%, 11/3/26(3)	790	759
Fibria Overseas Finance Ltd. 4.000%, 1/14/25	789	738
FMG Resources August 2006 Pty Ltd. 144A 5.125%, 3/15/23(3)	280	276
GTL Trade Finance, Inc. 144A 5.893%, 4/29/24(3)	840	864
Hexion Inc. 6.625%, 4/15/20	360	340

	PAR VALUE	VALUE
Materials (continued)
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	$1,000	$998
James Hardie International Finance DAC 144A 5.000%, 1/15/28(3)	515	489
Kraton Polymers LLC 144A 7.000%, 4/15/25(3)	440	453
LSB Industries, Inc. 144A 9.625%, 5/1/23(3)	230	234
NOVA Chemicals Corp. 144A, 4.875%, 6/1/24(3)	245	234
144A, 5.000%, 5/1/25(3)	490	468
OCP SA 144A 5.625%, 4/25/24(3)	1,500	1,540
Rusal Capital Designated Activity Co. 144A 5.125%, 2/2/22(3)(13)	910	441
Severstal OAO Via Steel Capital S.A. 144A 5.900%, 10/17/22(3)(7)	1,100	1,140
Syngenta Finance N.V. 144A, 4.441%, 4/24/23(3)	355	354
144A, 4.892%, 4/24/25(3)	250	247
Teck Resources Ltd. 144A 8.500%, 6/1/24(3)	125	138
Trident Merger Sub, Inc. 144A 6.625%, 11/1/25(3)	345	340
United States Steel Corp. 6.250%, 3/15/26	485	481
Yamana Gold, Inc. 144A 4.625%, 12/15/27(3)	680	657

		14,537

Real Estate—1.9%
EPR Properties 4.750%, 12/15/26	260	255
4.500%, 6/1/27	395	378
Hospitality Properties Trust 4.500%, 3/15/25	745	736
MPT Operating Partnership LP 5.500%, 5/1/24	140	142
5.000%, 10/15/27	270	254
Physicians Realty LP 4.300%, 3/15/27	655	639

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MAY 31, 2018

($ reported in thousands)

	PAR VALUE		VALUE
Real Estate (continued)
Select Income REIT 4.500%, 2/1/25	$690		$673

			3,077

Telecommunication Services—3.9%
Altice Luxembourg S.A. 144A 7.625%, 2/15/25(3)	590		522
America Movil SAB de C.V. 6.450%, 12/5/22	8,000	MXN	363
Axtel SAB de C.V. 144A 6.375%, 11/14/24(3)	600		578
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(3)	365		327
Consolidated Communications, Inc. 6.500%, 10/1/22	378		352
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	520		394
Frontier Communications Corp.
8.500%, 4/15/20	195		200
7.125%, 1/15/23	225		165
7.625%, 4/15/24	340		231
144A, 8.500%, 4/1/26(3)	175		170
GTH Finance BV 144A 7.250%, 4/26/23(3)	600		625
Sprint Corp.
7.875%, 9/15/23	145		152
7.625%, 3/1/26	170		175
Sprint Spectrum Co. LLC 144A 5.152%, 9/20/29(3)	485		483
Telenet Finance Luxembourg Notes S.a.r.l. 144A 5.500%, 3/1/28(3)	800		776
West Corp. 144A 8.500%, 10/15/25(3)	145		134
Wind Tre SpA 144A 5.000%, 1/20/26(3)	425		340
Windstream Services LLC
144A, 6.375%, 8/1/23(3)	330		186
144A, 8.625%, 10/31/25(3)	275		259

			6,432

Utilities—0.9%
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(3)	200		201

	PAR VALUE	VALUE
Utilities (continued)
Ferrellgas Partners LP 8.625%, 6/15/20	$125	$120
State Grid Overseas Investment 2014 Ltd. 144A 4.125%, 5/7/24(3)	620	632
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(3)	450	425

		1,378
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $119,964)		114,373
LEVERAGED LOANS(2)—17.9%
Aerospace—0.3%
TransDigm, Inc.
Tranche G, (3 month LIBOR + 2.500%) 4.641%, 8/22/24	273	272
2018, Tranche E, (3 month LIBOR + 2.500%) 0.000%, 5/30/25(8)	200	199

		471

Chemicals—0.4%
IPS Acquisition LLC First Lien, (1 month LIBOR + 3.250%) 5.230%, 11/7/24	50	50
New Arclin U.S. Holding Corp. First Lien, (3 month LIBOR + 3.500%) 5.802%, 2/14/24	149	150
Omnova Solutions, Inc. Tranche B-2, (1 month LIBOR + 3.250%) 5.230%, 8/25/23	451	453

		653

Consumer Durables—0.4%
Global Appliance, Inc. Tranche B, (1 month LIBOR + 4.000%) 5.990%, 9/29/24	448	454

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MAY 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Durables (continued)
Zodiac Pool Solutions LLC Tranche B-1, First Lien, (3 month LIBOR + 4.000%) 6.302%, 12/20/23	$178	$178

		632

Consumer Non-Durables—0.7%
American Greetings Corp., (1 month LIBOR + 4.500%) 6.479%, 4/6/24	245	247
HLF Financing S.a.r.l. Senior Lien, (1 month LIBOR + 5.500%) 7.480%, 2/15/23	171	173
Isagenix International LLC, (3 month LIBOR + 5.750%) 0.000%, 4/25/25(8)	425	424
Parfums Holdings Co., Inc. First Lien, (3 month LIBOR + 4.750%) 7.052%, 6/30/24	273	276

		1,120

Energy—0.6%
California Resources Corp., (1 month LIBOR + 10.375%) 12.336%, 12/31/21	360	403
Chesapeake Energy Corp. Tranche A, (1 month LIBOR + 7.500%) 9.468%, 8/23/21	106	111
Delek US Holdings, Inc., (1 month LIBOR + 2.500%) 4.480%, 3/31/25	160	161
Traverse Midstream Partners LLC, (3 month LIBOR + 4.000%) 5.850%, 9/27/24	375	375

		1,050

	PAR VALUE	VALUE
Financial—1.5%
Asurion LLC Tranche B-2, Second Lien, (1 month LIBOR + 6.000%) 7.980%, 8/4/25	$819	$838
Blackhawk Network Holdings, Inc., (3 month LIBOR + 3.000%) 0.000%, 5/23/25(8)	300	300
Ditech Holding Corp. Tranche B, (1 month LIBOR + 6.000%) 7.980%, 6/30/22	454	434
FinCo I LLC, (1 month LIBOR + 2.500%) 4.480%, 12/27/22	150	150
Genworth Holdings, Inc., (1 month LIBOR + 4.500%) 6.428%, 3/7/23	40	41
iStar, Inc., (1 month LIBOR + 3.000%) 4.932%, 10/1/21	729	732

		2,495

Food and Drug—0.3%
Albertson’s LLC 2017-1, Tranche B-5, (3 month LIBOR + 3.000%) 5.292%, 12/21/22	509	504

Food/Tobacco—0.5%
Chobani LLC First Lien, (1 month LIBOR + 3.500%) 5.480%, 10/10/23	255	255
JBS USA Lux S.A., (1 month LIBOR + 2.500%) 4.579%, 10/30/22	173	173
Milk Specialties Co., (3 month LIBOR + 4.000%) 6.302%, 8/16/23	323	323

		751

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MAY 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Forest Prod/Containers—0.1%
Anchor Glass Container Corp. Second Lien, (1 month LIBOR + 7.750%) 9.668%, 12/7/24	$173	$153

Gaming/Leisure—1.6%
Aristocrat Leisure Ltd. Tranche B-3, (1 month LIBOR + 1.750%) 0.000%, 10/19/24(8)	720	716
Everi Payments, Inc. Tranche B, (1 month LIBOR + 3.000%) 4.980%, 5/9/24	184	184
Gateway Casinos & Entertainment Ltd., (3 month LIBOR + 3.000%) 5.473%, 12/1/23	100	101
Playa Resorts Holding B.V.
Tranche B, (3 month LIBOR + 2.750%) 0.000%, 4/29/24(8)	115	114
(1 month LIBOR + 3.250%) 5.220%, 4/29/24	418	415
Scientific Games International, Inc. Tranche B-5, (1 month LIBOR + 2.750%) 0.000%, 8/14/24(8)	230	231
Seminole Indian Tribe of Florida 2018, Tranche B, (1 month LIBOR + 1.750%) 3.730%, 7/8/24	413	415
UFC Holdings LLC First Lien, (1 month LIBOR + 3.250%) 5.240%, 8/18/23	342	343
Wyndham Hotels & Resorts, Inc. Tranche B, (3 month LIBOR + 1.750%) 0.000%, 5/30/25(8)	70	70

		2,589

	PAR VALUE	VALUE
Healthcare—0.8%
21st Century Oncology, Inc. Tranche B, (3 month LIBOR + 6.125%) 8.475%, 1/16/23	$160	$153
CHG Healthcare Services, Inc. 2017, First Lien, (3 month LIBOR + 3.000%) 5.207%, 6/7/23	436	439
MPH Acquisition Holdings LLC, (3 month LIBOR + 2.750%) 5.052%, 6/7/23	157	158
PharMerica Corp. Second Lien, (1 month LIBOR + 7.750%) 9.678%, 12/5/25	55	55
Quorum Health Corp., (1 month LIBOR + 6.750%) 8.730%, 4/29/22	203	206
U.S. Renal Care, Inc. First Lien, (3 month LIBOR + 4.250%) 6.552%, 12/30/22	268	267
Valeant Pharmaceuticals International, Inc., (3 month LIBOR + 3.000%) 0.000%, 6/2/25(8)	70	70

		1,348

Housing—0.7%
84 Lumber Co. Tranche B-1, (1 month LIBOR + 5.250%) 7.210%, 10/25/23	364	368
American Builders & Contractors Supply Co., Inc. Tranche B-2, (3 month LIBOR + 2.000%) 0.000%, 10/31/23(8)	580	577

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MAY 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Housing (continued)
Capital Automotive LP Tranche B, Second Lien, (1 month LIBOR + 6.000%) 7.990%, 3/24/25	$253	$256

		1,201

Information Technology—1.5%
Applied Systems, Inc. Second Lien, (3 month LIBOR + 7.000%) 9.302%, 9/19/25	70	72
Intralinks, Inc. First Lien, (1 month LIBOR + 4.000%) 5.990%, 11/14/24	234	234
Kronos, Inc.
First Lien, (2 month + 3.000%) 5.207%, 11/1/23	485	487
Second Lien, (3 month LIBOR + 8.250%) 10.608%, 11/1/24	166	172
Presidio Holdings, Inc. Tranche B, (3 month LIBOR + 2.750%) 4.949%, 2/2/24	488	489
Rackspace Hosting, Inc. Tranche B, First Lien, (3 month LIBOR + 3.000%) 5.198%, 11/3/23	133	132
SS&C Technologies Holdings, Inc.
Tranche B-3, (1 month LIBOR + 2.500%) 4.480%, 4/16/25	471	474
Tranche B-4, (1 month LIBOR + 2.500%) 4.480%, 4/16/25	176	177
Veritas US, Inc. Tranche B, (3 month LIBOR + 4.500%) 6.802%, 1/27/23	262	248

		2,485

	PAR VALUE	VALUE
Manufacturing—0.8%
Accudyne Industries Borrower S.C.A., (1 month LIBOR + 3.250%) 0.000%, 8/18/24(8)	$472	$473
CPI Acquisition, Inc. First Lien, (3 month LIBOR + 4.500%) 6.358%, 8/17/22	845	527
Deliver Buyer, Inc. (MHS Holdings, Inc.), (3 month LIBOR + 5.000%) 0.000%, 5/1/24(8)	295	294

		1,294

Media/Telecom - Diversified Media—0.2%
Meredith Corp., (1 month LIBOR + 3.000%) 4.980%, 1/31/25	340	341

Media/Telecom - Telecommunications—1.2%
CenturyLink, Inc. Tranche B, (1 month LIBOR + 2.750%) 0.000%, 1/31/25(8)	634	626
Securus Technologies Holdings, Inc.
First Lien, (3 month LIBOR + 4.500%) 6.480%, 11/1/24	649	651
Second Lien, (1 month LIBOR + 8.250%) 10.230%, 11/1/25	295	296
West Corp.
Tranche B-1, (1 month LIBOR + 3.500%) 5.480%, 10/10/24	110	109
Tranche B, (1 month LIBOR + 4.000%) 5.980%, 10/10/24	322	321

		2,003

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MAY 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Media/Telecom - Wireless Communications—0.1%
Digicel International Finance Ltd. Tranche B, First Lien, (3 month LIBOR + 3.250%) 5.610%, 5/27/24	$80	$78

Metals/Minerals—0.5%
Contura Energy, Inc., (1 month LIBOR + 5.000%) 6.990%, 3/18/24	249	249
Covia Holdings Corp., (3 month LIBOR + 3.750%) 0.000%, 6/1/25(8)	155	155
Graftech International Ltd., (1 month LIBOR + 3.500%) 5.423%, 2/12/25	460	461

		865

Retail—0.9%
Bass Pro Group LLC, (1 month LIBOR + 5.000%) 6.980%, 9/25/24	393	395
BJ’s Wholesale Club, Inc. Second Lien, (1 month LIBOR + 7.500%) 9.423%, 2/3/25	339	341
Neiman Marcus Group Ltd. LLC, (1 month LIBOR + 3.250%) 5.173%, 10/25/20	468	414
Staples, Inc., (3 month LIBOR + 4.000%) 6.358%, 9/12/24	355	347

		1,497

Service—2.8%
Advantage Sales & Marketing, Inc.
Tranche B-2, First Lien, (1 month LIBOR + 3.250%) 5.230%, 7/23/21	343	326
Second Lien, (1 month LIBOR + 6.500%) 8.480%, 7/25/22	405	374

	PAR VALUE	VALUE
Service (continued)
Hoya Midco LLC First Lien, (1 month LIBOR + 3.500%) 5.480%, 6/30/24	$184	$184
Laureate Education, Inc. 2024, (1 month LIBOR + 3.500%) 5.480%, 4/26/24	404	407
NAB Holdings LLC 2018 Refinancing, (3 month LIBOR + 3.000%) 5.302%, 7/1/24	469	469
One Call Corp. First Lien, (3 month LIBOR + 5.250%) 7.169%, 11/27/22	456	437
PI UK Holdco II Ltd., (3 month LIBOR + 3.500%) 0.000%, 1/3/25(8)	715	708
Red Ventures LLC First Lien, (1 month LIBOR + 4.000%) 5.980%, 11/8/24	757	766
Sedgwick Claims Management Services, Inc. Second Lien, (3 month LIBOR + 5.750%) 7.894%, 2/28/22	570	570
TKC Holdings, Inc. First Lien, (1 month LIBOR + 4.250%) 6.230%, 2/1/23	381	383

		4,624

Transportation - Automotive—0.3%
Navistar, Inc. Tranche B, (1 month LIBOR + 3.500%) 5.430%, 11/6/24	489	491

Utility—1.7%
APLP Holdings LP, (1 month LIBOR + 3.000%) 4.980%, 4/13/23	463	464

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MAY 31, 2018

($ reported in thousands)

	PAR VALUE		VALUE
Utility (continued)
Dynegy, Inc. Tranche C-2, (1 month LIBOR + 2.500%) 4.461%, 2/7/24	$624		$623
NRG Energy, Inc., (3 month LIBOR + 1.750%) 4.052%, 6/30/23	440		439
Talen Energy Supply LLC, (1 month LIBOR + 4.000%) 5.980%, 4/15/24	326		327
Vistra Operations Co. LLC
(1 month LIBOR + 2.500%) 4.480%, 8/4/23	283		282
Tranche C, (1 month LIBOR + 2.500%) 4.480%, 8/4/23	51		50
Tranche B3, (3 month LIBOR + 2.000%) 0.000%, 12/14/25(8)	520		519

			2,704
TOTAL LEVERAGED LOANS (Identified Cost $29,524)			29,349

	SHARES
PREFERRED STOCKS—2.9%
Financials—2.2%
Huntington Bancshares, Inc. Series E, 5.700%	595	(9)	589
KeyCorp Series D, 5.000%	530	(9)	517
M&T Bank Corp. Series F, 5.125%	795	(9)	785
MetLife, Inc. Series D, 5.875%	313	(9)	318
Zions Bancorp 6.950%	47,150		1,348

			3,557

Industrials—0.7%
General Electric Co. Series D, 5.000%(14)	1,248	(9)	1,233
TOTAL PREFERRED STOCKS (Identified Cost $4,593)			4,790

	SHARES	VALUE
COMMON STOCKS—0.1%
Energy—0.1%
Frontera Energy Corp.(1)	3,851	$113
Hercules Offshore, Inc.(1)(10)(16)	10,017	—	(12)
Sabine Oil & Gas LLC(1)(13)	457	23
TOTAL COMMON STOCKS (Identified Cost $775)		136
WARRANTS—0.0%
Energy—0.0%
Sabine Oil & Gas LLC(1)(13)	258	1
Sabine Oil & Gas LLC(1)(13)	1,450	9
TOTAL WARRANTS (Identified Cost $12)		10
TOTAL LONG-TERM INVESTMENTS—137.7%
(Identified Cost $235,348)		225,677	(17)
SHORT-TERM INVESTMENTS—4.4%
Purchased Options—0.1%
(See the open purchased options table on page 24 for the detailed information)
TOTAL PURCHASED OPTIONS (Premiums Paid $320)		169
Money Market Mutual Fund—4.3%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.640%)(18)	7,036,467	7,036
TOTAL MONEY MARKET MUTUAL FUND (Identified Cost $7,036)		7,036
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $7,356)		7,205
TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—142.0%
(Identified Cost $242,704)		232,882

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MAY 31, 2018

($ reported in thousands)

VALUE
WRITTEN OPTIONS—(0.3)%
(See the open written options table on page 24 for the detailed information)
TOTAL WRITTEN OPTIONS (Premiums Received $688)	$(425)
TOTAL INVESTMENTS NET OF WRITTEN OPTIONS—141.8%
(Identified Cost $242,016)	232,457
Other assets and liabilities, net—(41.8)%	(68,511)

NET ASSETS—100.0%	$163,946

Abbreviations:

LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Non-income producing.
(2)	Variable rate security. Rate disclosed is as of May 31, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, these securities amounted to a value of $108,627 or 66.3% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	No contractual maturity date.
(6)	Interest payments may be deferred.
(7)	This Note was issued for the sole purpose of funding a leveraged loan between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	This loan will settle after May 31, 2018, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(11)	100% of the income received was in cash.
(12)	Amount is less than $500.
(13)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located at the end of the Schedule of Investments.
(14)	All or a portion of the security is segregated as collateral for written options.
(15)	87% of the income received was cash and 13% was PIK.
(16)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(17)	All or a portion of the portfolio is segregated as collateral for borrowings.
(18)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
KZT	Kazakhstani Tenge
MXN	Mexican Peso
NGN	Nigerian Naira
RUB	Russian Ruble
ZAR	South African Rand

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MAY 31, 2018

($ reported in thousands)

Open Purchased Options contracts as of May 31, 2018, were as follows:

Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options
S&P 500® Index	92	$26,220	$2,850	6/1/18	$—
S&P 500® Index	283	81,363	2,875	6/4/18	—
S&P 500® Index	384	109,632	2,855	6/6/18	—
S&P 500® Index	92	26,220	2,850	6/8/18	—	(2)
S&P 500® Index	264	75,240	2,850	6/11/18	2
S&P 500® Index	330	95,040	2,880	6/13/18	—

					2

Put Options
S&P 500® Index	92	23,598	2,565	6/1/18	1
S&P 500® Index	283	73,014	2,580	6/4/18	8
S&P 500® Index	384	98,304	2,560	6/6/18	29
S&P 500® Index	92	23,782	2,585	6/8/18	19
S&P 500® Index	264	66,132	2,505	6/11/18	37
S&P 500® Index	330	83,820	2,540	6/13/18	73

					167

Total Purchased Options					$169

Open Written Options contracts as of May 31, 2018, were as follows:

Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options
S&P 500® Index	92	$26,496	$2,880	6/1/18	$— (2)
S&P 500® Index	283	79,523	2,810	6/4/18	—
S&P 500® Index	384	107,328	2,795	6/6/18	(4)
S&P 500® Index	92	25,760	2,800	6/8/18	(2)
S&P 500® Index	264	73,392	2,780	6/11/18	(18)
S&P 500® Index	330	92,730	2,810	6/13/18	(17)

					(41)

Put Options
S&P 500® Index	92	24,058	2,615	6/1/18	(1)
S&P 500® Index	283	74,854	2,645	6/4/18	(28)
S&P 500® Index	384	100,608	2,620	6/6/18	(67)
S&P 500® Index	92	24,242	2,635	6/8/18	(33)
S&P 500® Index	264	67,980	2,575	6/11/18	(59)
S&P 500® Index	330	86,130	2,610	6/13/18	(196)

					(384)

Total Written Options					$(425)

Footnote Legend:

(1)	Strike price not reported in thousands.
(2)	Amounts are less than $500.

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MAY 31, 2018

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of May 31, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at May 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$13,281	$—	$13,281	$—
Corporate Bonds and Notes	114,373	—	113,930	443
Foreign Government Securities	39,452	—	39,452	—
Leveraged Loans	29,349	—	29,349	—
Mortgage-Backed Securities	20,477	—	20,477	—
Municipal Bonds	1,556	—	1,556	—
U.S. Government Securities	2,253	—	2,253	—
Equity Securities:
Common Stocks	136	113	—	23
Preferred Stocks	4,790	1,348	3,442	—
Purchased Options	169	96	73	—
Money Market Mutual Fund	7,036	7,036	—	—
Warrants	10	—	—	10

Total Investments before Written Options	$232,882	$8,593	$223,813	$476

Liabilities:
Written Options	$(425)	$(229)	$(196)	$—

Total Investments Net of Written Options	$232,457	$8,364	$223,617	$476

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at May 31, 2018.

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

Management has determined that the amount of Level 3 securities compared to total net assets is de minimis; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended May 31, 2018.

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

MAY 31, 2018

(Reported in thousands except shares and per share amounts)

Assets
Investment in securities at value (Identified cost $242,704)	$232,882
Cash	1,672
Receivables
Investment securities sold	490
Dividends and interest	2,502
Prepaid expenses	29
Prepaid trustees’ retainer	21

Total assets	237,596

Liabilities
Borrowings (Note 8)	67,000
Written options at value (Premiums received $688) (Note 3)	425
Overdraft foreign currency at value (Identified cost $1)	1
Payables
Investment securities purchased	5,949
Investment advisory fees	187
Administration and accounting fees	23
Interest expense on borrowings (Note 8)	15
Professional fees	12
Transfer agent fees and expenses	2
Other accrued expenses	36

Total liabilities	73,650

Net Assets	$163,946

Net Assets Consist of:
Capital paid in on shares of beneficial interest (no par value, unlimited authorization)	$194,860
Accumulated undistributed net investment income (loss)	(6,259)
Accumulated undistributed net realized gain (loss)	(15,088)
Net unrealized appreciation (depreciation) on investments	(9,830)
Net unrealized appreciation (depreciation) on written options	263

Net Assets	$163,946

Net Asset Value Per Share (Net assets/shares outstanding) Shares outstanding 11,304,232	$14.50

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

STATEMENT OF OPERATIONS (Unaudited)

SIX MONTHS ENDED MAY 31, 2018

($ reported in thousands)

Investment Income
Interest	$6,712
Dividends	62
Foreign taxes withheld	(9)

Total investment income	6,765

Expenses
Investment advisory fees	1,162
Administration and accounting fees	136
Trustees’ fees and expenses	111
Professional fees	56
Printing fees and expenses	56
Transfer agent fees and expenses	7
Custodian fees	1
Miscellaneous	24

Total expenses before interest expense	1,553
Interest expense on borrowings (Note 8)	877

Total expenses after interest expense	2,430

Net investment income (loss)	4,335

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(3,497)
Foreign currency transactions	(3)
Written options	(12,308)
Net change in unrealized appreciation (depreciation) on:
Investments	(9,106)
Foreign currency transactions	(2)
Written options	2,232

Net realized and unrealized gain (loss) on investments	(22,684)

Net increase (decrease) in net assets resulting from operations	$(18,349)

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

($ reported in thousands)

	Six Months Ended May 31, 2018 (Unaudited)		Year Ended November 30, 2017
INCREASE (DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$4,335		$10,078
Net realized gain (loss)	(15,808)		10,893
Net change in unrealized appreciation (depreciation)	(6,876)		4,988

Increase (decrease) in net assets resulting from operations	(18,349)		25,959

From Dividends and Distributions to Shareholders
Net investment income	(10,567	)(1)	(8,813)
Net realized gains	—		(8,739)
Return of capital	—		(3,527)

Dividends and distributions to Shareholders	(10,567)		(21,079)

From Capital Share Transactions
Reinvestment of distributions resulting in the issuance of common stock (24,270 and 24,726 shares, respectively)	379		428

Increase (decrease) in net assets from capital share transactions	379		428

Net increase (decrease) in net assets	(28,537)		5,308

Net Assets
Beginning of period	192,483		187,175

End of period	$163,946		$192,483

Accumulated undistributed net investment income (loss) at end of period	$(6,259)		$(27)

(1)	Please note that the tax status of our distributions is determined at the end of the tax year. However, based on interim data as of May 31, 2018, we estimate that 41.0% will represent net investment income and 59.0% will represent tax return of capital. Also refer to inside front cover for information on the Managed Distribution Plan. See Notes to Financial Statements.

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

STATEMENT OF CASH FLOWS (Unaudited)

FOR THE SIX MONTHS ENDED MAY 31, 2018

($ reported in thousands)

Increase (Decrease) in cash
Cash Flows Provided by (Used for) Operating Activities:
Net increase (decrease) in net assets resulting from operations	$(18,349)

Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used for) operating activities:
Proceeds from sales and paydowns of long-term investments	97,085
(Increase) Decrease in investment securities sold receivable	632
Purchases of long-term investments	(71,271)
Increase (Decrease) in investment securities purchased payable	1,401
Net (purchases) or sales of short-term securities	(6,812)
Net (purchases) or sales in purchased options	(2,104)
Net purchases or (sales) in written options	(12,412)
Net change in unrealized (appreciation)/depreciation on investments	6,874
Net realized (gains)/loss on investments	15,805
Amortization of premium and accretion of discounts on investments	62
(Increase) Decrease in deposits with options broker	2,877
(Increase) Decrease in dividends and interest receivable	640
(Increase) Decrease in prepaid expenses	(29)
(Increase) Decrease in prepaid Trustee retainer	(5)
Increase (Decrease) in interest payable on borrowings	11
Increase (Decrease) in affiliated expenses payable	(20)
Increase (Decrease) in non-affiliated expenses payable	(30)

Cash provided by (used for) operating activities	14,355

Cash provided by (used for) financing activities:
Cash payments to reduce borrowings	(2,000)
Cash distributions paid to shareholders	(10,188)
Increase (Decrease) in bank overdraft	(496)

Cash provided by (used for) financing activities:	(12,684)

Net increase (decrease) in cash	1,671

Cash:
Cash and foreign currency at beginning of period	— *

Cash and foreign currency at end of period	$1,671

Supplemental cash flow information:
Reinvestment of dividends and distributions	$379
Cash paid during the period for interest expense on borrowings	$866

*	Amount is less than $500.

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

FINANCIAL HIGHLIGHTS

(Selected per share data and ratios for a share outstanding throughout each period)

	Six Months Ended May 31, 2018 (Unaudited)		Year Ended November 30, 2017	Year Ended November 30, 2016	Period Ended November 30(1) 2015

PER SHARE DATA:
Net asset value, beginning of period	$17.06		$16.63	$16.79	$18.14

Income from investment operations:
Net investment income (loss)(2)	0.38		0.89	0.93	0.91
Net realized and unrealized gain (loss)	(2.00)		1.41	0.78	(0.37)

Total from investment operations	(1.62)		2.30	1.71	0.54

Dividends and Distributions to Shareholders:
Net investment income	(0.94)		(0.78)	(0.89)	(0.70)
Net realized gains	—		(0.78)	—	(0.66)
Tax return of capital	—		(0.31)	(0.98)	(0.53)

Total dividends and distributions to shareholders	(0.94)		(1.87)	(1.87)	(1.89)
Payment from affiliate	—		—	—	—	(8)

Net asset value, end of period	$14.50		$17.06	$16.63	$16.79

Market value, end of period(3)	$14.07		$18.19	$14.96	$14.26

Total return, net asset value(4)	(9.85	)%(6)	14.73%	12.45%	4.34	%(6)
Total return, market value(4)	(17.86	)%(6)	35.99%	19.11%	1.47	%(6)

RATIOS/SUPPLEMENTAL DATA:
Ratio of total expenses after interest expense to average net assets(5)	2.75	%(7)	2.42%	2.24%	2.08	%(7)
Ratio of net investment income (loss) to average net assets	4.91	%(7)	5.21%	5.65%	5.62	%(7)

Portfolio turnover rate	29	%(6)	57%	60%	50	%(6)

Net assets, end of period (000’s)	$163,946		$192,483	$187,175	$188,993

Borrowings, end of period (000’s)	$67,000		$69,000	$69,000	$68,000
Asset coverage, per $1,000 principal amount of borrowings(9)	$3,447		$3,790	$3,713	$3,779

(1)	During the period the Fund changed its fiscal year end from December 31 to November 30.
(2)	Calculated using average shares outstanding.
(3)	Closing price – New York Stock Exchange (“NYSE”).
(4)	Total return on market value is calculated assuming a purchase of common shares of the opening of the first day and sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Automatic Reinvestment and Cash Purchase Plan. Total return on market value is not annualized for periods of less than one year. Brokerage commissions that a shareholder may pay are not reflected. Total return on market value does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the sale of fund shares. Total return on net asset value uses the same methodology, but with use of net asset value for beginning, ending and reinvestment values.

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

FINANCIAL HIGHLIGHTS (Continued)

(Selected per share data and ratios for a share outstanding throughout each period)

	Year Ended December 31, 2014	Year Ended December 31, 2013	From Inception(10) to December 31, 2012
PER SHARE DATA:
Net asset value, beginning of period	$19.03	$20.32	$19.10

Income from investment operations:
Net investment income (loss)(2)	1.23	1.34	1.08
Net realized and unrealized gain (loss)	(0.50)	(1.10)	1.19

Total from Investment Operations	0.73	0.24	2.27

Dividends and Distributions to Shareholders:
Net investment income	(1.16)	(1.29)	(0.93)
Net realized gains	(0.46)	(0.24)	(0.12)

Total dividends and distributions to shareholders	(1.62)	(1.53)	(1.05)

Net asset value, end of period	$18.14	$19.03	$20.32

Market value, end of period(3)	$15.85	$16.92	$20.32

Total return, net asset value(4)	4.81%	1.89%	12.61	%(6)
Total return, market value(4)	2.94%	(2.55)%	(0.02	)%(6)

RATIOS/SUPPLEMENTAL DATA:
Ratio of total expenses after interest expense to average net assets(5)	2.13%	2.16%	2.19	%(7)
Ratio of net investment income (loss) to average net assets	6.37%	6.87%	6.65	%(7)
Portfolio turnover rate	45%	48%	46	%(6)

Net assets, end of period (000’s)	$204,224	$214,197	$228,749

Borrowings, end of period (000’s)	$80,000	$93,000	$93,000
Asset coverage, per $1,000 principal amount of borrowings(9)	$3,553	$3,303	$3,460

(5)	Ratio of total expenses, before interest expense on the line of credit, was 1.76% for the six months ended May 31, 2018, 1.75% and 1.76% for the years ended November 30, 2017 and 2016, respectively, 1.71% for the fiscal period ended November 30, 2015, 1.74% and 1.73% for the years ended December 31, 2014 and 2013, respectively, and 1.74% from inception(1) to December 31, 2012.
(6)	Not annualized.
(7)	Annualized.
(8)	Amount is less than $0.005.
(9)	Represents value of net assets plus the borrowings at the end of the period divided by the borrowings at the end of the period multiplied by $1,000.
(10)	The Fund commenced operations on February 23, 2012, the date which its initial public offering shares were issued.

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

MAY 31, 2018

Note 1. Organization

Virtus Global Multi-Sector Income Fund (the ”Fund”) is a closed-end, diversified management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund was incorporated as a statutory trust under the laws of the State of Delaware on November 9, 2011. The Fund commenced operations on February 23, 2012. The Fund’s investment objective is to maximize current income while preserving capital.

Note 2. Significant Accounting Policies

The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

A.	Security Valuation

Security valuation procedures for the Fund, which include nightly price variance, as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees of the Fund (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MAY 31, 2018

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Claims are valued by brokers based on pricing models that take into account, among other factors, both cash and non-cash assets. The valuation is derived from expected cash flow of the claims and the non-cash assets, which include all real estate, private equity or other securities within the estate. To the extent that these inputs are observable, the values of the claims are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MAY 31, 2018

instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from the sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method.

Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

C.	Income Taxes

The Fund is treated as a separate taxable entity. It is the Fund’s intention to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of May 31, 2018, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2014 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.

The Fund has a Managed Distribution Plan which currently provides for the Fund to make a monthly distribution of $0.126 per share. Distributions may represent earnings from net investment income, realized capital gains, or, if necessary, return of capital. Shareholders should not draw any conclusions about the Fund’s investment performance from the terms of the Fund’s Managed Distribution Plan.

E.	Foreign Currency Transactions

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MAY 31, 2018

effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

F.	When-issued Purchases and Forward Commitments (Delayed Delivery)

The Fund may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by the Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). Delayed delivery enables the Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Fund records delayed delivery securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.

G.	Leveraged Loans

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MAY 31, 2018

premium. The base lending rates are generally LIBOR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

H.	Expenses

Expenses incurred together by the Fund and other affiliated open- and closed-end funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the Fund’s pro rata expenses of any underlying mutual funds in which the Fund invests.

Note 3. Derivative Financial Instruments and Transactions

($ reported in thousands)

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by the Fund.

A.	Options contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Fund pursues an option income strategy whereby it purchases and sells out-of-the-money puts and calls, creating an options spread designed to generate a consistent level of option cash flow which should result in additional yield. The Fund is subject to equity price risk in the normal course of pursuing its investment objective.

When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedule of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statement of Assets and Liabilities. Options written are reported as a liability within “Written options at value.” Changes in value of the purchased options is included in “Net change in unrealized appreciation (depreciation) on investments” in the Statement of Operations. Changes in value of written options is included in “Net change in unrealized appreciation (depreciation) on written options.”

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MAY 31, 2018

effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statement of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options” in the Statement of Operations.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are normally subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value. However, the Fund may limit its risk of loss when writing an option by purchasing an option similar to the one that is sold, except for the fact it is further “out of the money.”

The Fund invested in derivative instruments during the period in the form of writing put/call options and buying put/call options on the S&P 500® Index. The primary risk associated with these derivative instruments is equity risk.

The following is a summary of the Fund’s options contracts as presented in the Statement of Assets and Liabilities as of May 31, 2018:

Assets: Purchased options at value	$169 (1)
Liabilities: Written options at value	(425)

Net asset (liability) balance	$(256)

The following is a summary of the Fund’s options contracts as presented in the Statements of Operations as of May 31, 2018:

Net realized gain (loss) from purchased options	$(2,137	)(2)
Net realized gain (loss) from written options	(12,308)
Net change in unrealized appreciation (depreciation) on purchased options	(124	)(3)
Net change in unrealized appreciation (depreciation) on written options	2,232

Total realized and unrealized gain (loss) on purchased and written options	$(12,337)

(1)	Amount included in Investment in securities at value.
(2)	Amount included in Net realized gain (loss) on investments.
(3)	Amount included in Net change in unrealized appreciation (depreciation) on investments.

For the period ended May 31, 2018, the average daily premiums paid by the Fund for purchased options was $334 and the average daily premiums received by the Fund for written options was $685.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MAY 31, 2018

Note 4. Investment Advisory Fees and Related Party Transactions

($ reported in thousands)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser of the Fund. The Adviser manages the Fund’s investment program and the general operations of the Fund, including oversight of the Fund’s subadviser.

As compensation for its services to the Fund, the Adviser receives a monthly fee at an annual rate of 0.95% of the Fund’s average daily Managed Assets “Managed Assets” is defined as the value of the total assets of the Fund minus the sum of all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings or other indebtedness, entered into for the purpose of leverage).

B.	Subadviser

Newfleet Asset Management, LLC (“Newfleet”), an indirect wholly-owned subsidiary of Virtus, is the subadviser of the Fund. The subadviser is responsible for the day-to-day portfolio management of the Fund for which they are paid a fee by the Adviser.

C.	Administrative Services

Virtus Fund Services, LLC (“VFS”), an indirect wholly-owned subsidiary of Virtus, serves as administrator to the Fund. For the services provided by the administrator under the Administration Agreement, the Fund pays the administrator a monthly asset-based fee calculated on the Fund’s average daily Managed Assets.

For the period ended May 31, 2018, the Fund incurred administration fees totaling $124 which are included in the Statement of Operations within the line item “Administration and accounting fees.”

D.	Trustee Fees

For the period ended May 31, 2018, the Fund incurred Trustees fees totaling $93 which are included in the Statement of Operations within the line item “Trustees’ fees and expenses.”

E.	Affiliated Shareholders

As of May 31, 2018, affiliates of Virtus Investment Partners, Inc. held 10,076 shares of the Fund, which represent 0.09% of shares of common stock outstanding. The shares may be sold at any time.

Note 5. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities, and short-term investments) during the period ended May 31, 2018, were as follows:

Purchases	Sales
$66,684	$88,043

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MAY 31, 2018

Purchases and sales of long-term U.S. Government and agency securities during the period ended May 31, 2018, were as follows:

Purchases	Sales
$4,587	$9,042

Note 6. Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

The Fund held securities considered to be illiquid at May 31, 2018, with an aggregate value of $9 representing 0.02% of the Fund’s net assets.

At May 31, 2018, the Fund did not hold any securities that were restricted.

Note 7. Credit Risk and Asset Concentrations

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.

The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objective. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

The Fund borrows through its line of credit for the purpose of leveraging its portfolio. While leverage presents opportunities for increasing the Fund’s total return, it also has the effect of potentially increasing losses. Accordingly, any event which adversely affects the value of an investment held by the Fund would be magnified to the extent the Fund is leveraged.

Note 8. Borrowings

($ reported in thousands)

On March 19, 2018, the Fund entered into a new Credit Agreement (the “Agreement”), replacing its previous agreement, with a commercial bank (the “Bank”) that allows the Fund

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MAY 31, 2018

to borrow cash from the Bank, up to a limit of $90,000, which may be increased to $110,000 under certain circumstances (“Commitment Amount”). Borrowings under the Credit Agreement are collateralized by investments of the Fund. The Credit Agreement results in the Fund being subject to certain covenants including asset coverage and portfolio composition (among others). If the Fund fails to meet or maintain certain covenants as required under the Credit Agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the Credit Agreement, necessitating the sale of securities at potentially inopportune times. Interest is charged at LIBOR plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance, if less than 75% of the Commitment Amount is outstanding as a loan to the Fund. Total commitment fees paid and accrued for the period ended May 31, 2018 were $11 and are included in the “Interest expense on borrowings” line of the Statement of Operations. The Credit Agreement is renewable by the Fund with the bank’s consent and approval of the Board. The Credit Agreement can also be converted to a 179 day fixed term facility, one time at the Fund’s option.

For the period ended May 31, 2018, the average daily borrowings under the Agreement and the weighted daily average interest rate were $68,264 and 2.511% respectively. At May 31, 2018, the amount of such outstanding borrowings was as follows:

Outstanding Borrowings	Interest Rate
$67,000	2.830%

Note 9. Indemnifications

Under the Fund’s organizational documents, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide a variety of indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and that have not occurred. However, the Fund has not had prior claims or losses pursuant to these arrangements and expects the risk of loss to be remote.

Note 10. Capital Transactions

At May 31, 2018, the Fund had one class of common stock, no par value shares, of which unlimited shares are authorized and 11,304,232 shares are outstanding.

Registered shareholders may elect to have all distributions paid by check mailed directly to the shareholder by Computershare as dividend paying agent. Pursuant to the Automatic Reinvestment and Cash Purchase Plan (the “Plan”), shareholders not making such election will have all such amounts automatically reinvested by Computershare, as the Plan agent, in whole or fractional shares of the Fund, as the case may be. During the periods ended May 31, 2018 and November 30, 2017, there were 24,270 shares and 24,726 shares issued pursuant to the Plan, respectively.

On June 18, 2018 the Fund paid a distribution of $0.126 to shareholders of record on June 11, 2018. The distribution had an ex-dividend date of June 8, 2018.

On July 19, 2018, the Fund paid a distribution of $ 0.126 to shareholders of record on July 12, 2018. The distribution had an ex-dividend date of July 11, 2018.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MAY 31, 2018

Note 11. Regulatory Matters and Litigation

From time to time, the Adviser, Newfleet and/or their respective affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the Securities and Exchange Commission, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

Note 12. Federal Income Tax Information

($ reported in thousands)

At May 31, 2018, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Investments (including Purchased Options)	$242,813	$2,475	$(12,406)	$(9,931)
Written Options	(688)	311	(48)	263

Note 13. Recent Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

Note 14. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

CERTIFICATION (Unaudited)

The Fund’s Chief Executive Officer (“CEO”) will file the required annual CEO certification regarding compliance with the NYSE’s listing standards no more than 30 days after the Fund’s annual shareholder meeting. The Fund also has included the certifications of the Fund’s CEO and Principal Financial Officer required by Section 302 of the Sarbanes-Oxley Act in the Fund’s Form N-CSR filed with the SEC for the period of this report.

KEY INFORMATION

Shareholder Relations: 1-866-270-7788

For general information and literature, as well as updates on net asset value, share price, major industry groups and other key information.

REINVESTMENT PLAN

The Automatic Reinvestment and Cash Purchase Plan (the “Plan”) offers shareholders a convenient way to acquire additional shares of the Fund. Registered holders will be automatically placed in the Plan. If shares are held at a brokerage firm, contact your broker about participation in the Plan.

REPURCHASE OF SECURITIES

Notice is hereby given in accordance with Section 23(c) of the 1940 Act that the Fund may from time to time purchase its shares of common stock in the open market when Fund shares are trading at a discount from their net asset value.

PROXY VOTING INFORMATION (FORM N-PX)

The Adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Fund’s Board. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-866-270-7788. This information is also available through the SEC’s website at http://www.sec.gov.

FORM N-Q INFORMATION

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

Report on Annual Meeting of Shareholders

The Annual Meeting of Shareholders of Virtus Global Multi-Sector Income Fund was held on May 22, 2018. The meeting was held for purposes of electing two (2) nominees to the Board of Trustees.

The results were as follows:

Election of Trustees	Votes For	Votes Withheld
George R. Aylward	9,536,681	489,954
Philip R. McLoughlin	9,525,512	501,123

Based on the foregoing, George R. Aylward and Philip R. McLoughlin were re-elected to the Board of Trustees. The Fund’s other Trustees who continue in office are William R. Moyer, James M. Oates, James B. Rogers, Jr., R. Keith Walton, and Brian T. Zino.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Philip R. McLoughlin, Chairman

William R. Moyer

James M. Oates

James B. Rogers, Jr.

R. Keith Walton

Brian T. Zino

William H. Wright II, Advisory member

Officers

George R. Aylward, President and Chief Executive Officer

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer

Nancy J. Engberg, Senior Vice President and Chief Compliance Officer

William Renahan, Vice President, Chief Legal Officer and Secretary

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Administrator

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent

Computershare Trust Company, NA

P.O. Box 43078

Providence, RI 02940-3078

Fund Counsel

Sullivan & Worcester LLP

1666 K Street, NW

7th Floor

Washington, DC 20006

How to Contact Us

Shareholder Services 1-866-270-7788

Website www.Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-866-270-7788.

For more information about

Virtus Closed-End Funds, please

contact us at 1-866-270-7788

or closedendfunds@virtus.com

or visit Virtus.com.

8527	07-18

Item 2. Code of Ethics.

Response not required for semi-annual report.

Item 3. Audit Committee Financial Expert.

Response not required for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Response not required for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Response not required for semi-annual report.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Response not required for semi-annual report.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Response not required for semi-annual report.

(b)	There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees that were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(c)	Copies of the Registrant’s notices to shareholders pursuant to Rule 19a-1 under the 1940 Act which accompanied distributions paid for the period ended May 31, 2018 pursuant to the Registrant’s Managed Distribution Plan are filed herewith as required by the terms of the Registrant’s exemptive order issued on August 26, 2008.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Global Multi-Sector Income Fund

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 8/08/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 8/08/2018

By (Signature and Title)* /s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President,
Chief Financial Officer, and Treasurer
(principal financial officer)

Date 8/08/2018

*	Print the name and title of each signing officer under his or her signature.